Loan Servicing	12 Months Ended
Dec. 31, 2017
Loan Servicing [Abstract]
Loan Servicing

NOTE 7 – LOAN SERVICING

Mortgage loans serviced for others are not reported as assets.  The principal balances of these loans at year-end were as follows:

	December 31, 2017	December 31, 2016
Mortgage loans serviced for Freddie Mac	$3,319	$4,261

Custodial escrow balances maintained in connection with serviced loans were $74 and $119 at year-end 2017 and 2016, respectively.